Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 1,364	$ 1,275	$ 1,408
Gross unrealized gains	184	228	223
Gross unrealized losses	81	22	70
Fair value	1,467	1,481	1,561
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	21	20	146
Gross unrealized losses	3	4	53
Fair value	18	16	93
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,343	1,255	1,262
Gross unrealized gains	184	228	223
Gross unrealized losses	78	18	17
Fair value	$ 1,449	$ 1,465	$ 1,468